Property and Equipment	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure
2.	Property and Equipment

Property and equipment consists of the following:

	2012	2011

Machinery and equipment	$5,010	$5,010
Furniture and fixtures	12,753	12,753
Motor vehicles	14,400	14,400
Office and computer equipment	12,647	12,647
	44,810	44,810
Less: accumulated depreciation	40,194	32,202

Property and equipment, net	$4,616	$12,608

Depreciation expense was $7,992, $7,003, and $92,653 for the years ended December 31, 2012 and 2011 and for the period from inception to December 31, 2012, respectively.